Commitments - Summary of Commitments Under Leases, Outsourcing and Other Agreements Due (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Outsourcing agreements, year 1	$ 155
Outsourcing agreements, year 2	28
Outsourcing agreements, year 3	3
Outsourcing agreements, year 4	2
Outsourcing agreements, year 5	4
Outsourcing agreements, thereafter	13
Long-term software/meter agreement, year 1	22
Long-term software/meter agreement, year 2	1
Long-term software/meter agreement, year 3	2
Long-term software/meter agreement, year 4	1
Long-term software/meter agreement, year 5	2
Long-term software/meter agreement, thereafter	$ 0